Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	Greater Cannabis Company, Inc.
Entity Central Index Key	0001695473
Document Type	POS AM
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company